Loan commitments and financial guarantee contracts - Schedule of Bank's Outstanding Loan Commitments and Financial Guarantee Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 1,414,380	$ 1,063,706
Documentary letters of credit
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	536,350	345,608
Stand-by letters of credit and guarantees - commercial risk
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	520,285	490,626
Credit commitments
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	348,223	227,472
Letter of credit commitments
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 9,522	$ 0